Filed pursuant to Rule 497(e)
Registration Nos. 333-215588; 811-23226

Supplement Dated
April 29, 2022

to the

Swan Hedged Equity US Large Cap ETF (HEGD)

Statement of Additional Information
dated March 31, 2022

a series of Listed Funds Trust
(the “Fund”)

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your Statement of Additional Information for future reference.